Consolidated statements of cash flows - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities of continuing operations
Net income/(loss)		SFr (4,114)	SFr (7,304)	SFr (1,029)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization		5,520	1,540	2,227
Provision for credit losses		1,028	15	4,209
Deferred tax provision/(benefit)		280	3,772	164
Share-based compensation		431	745	886
Debt Extinguishment		(14,113)	0	0
Valuation adjustments related to long-term debt		5,448	(14,434)	1,140
Share of net income/(loss) from equity method investments		132	(109)	(181)
Trading assets and liabilities, net		29,229	35,806	27,302
(Increase)/decrease in other assets		18,816	1,750	16,082
Increase/(decrease) in other liabilities		(10,393)	(7,316)	(13,453)
Other, net		(250)	(106)	(454)
Total adjustments		36,128	21,663	37,922
Net cash provided by/(used in) operating activities		32,014	14,359	36,893
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		(31)	885	(6)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		(2,370)	38,854	(8,895)
Purchase of investment securities		(718)	(1,230)	(630)
Proceeds from sale of investment securities		845	44	0
Maturities of investment securities		33	229	184
Investments in subsidiaries and other investments		(165)	(286)	(2,049)
Proceeds from sale of other investments		464	509	615
Proceeds from divestiture of businesses		9,236	0	0
(Increase)/decrease in loans		39,114	19,303	(3,935)
Proceeds from sale of loans		5,008	2,754	5,371
Capital expenditures for premises and equipment and other intangible assets		(301)	(1,254)	(1,254)
Proceeds from sale of premises and equipment and other intangible assets		0	0	3
Other, net		182	590	457
Net cash provided by/(used in) investing activities		51,297	60,398	(10,139)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		(26,496)	(166,262)	1,111
Increase/(decrease) in short-term borrowings		33,728	(11,329)	3,437
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(18,570)	(7,493)	(2,998)
Issuances of long-term debt		32,369	62,694	51,254
Repayments of long-term debt		(41,071)	(49,644)	(52,964)
Dividends paid/capital repayments		(3)	(571)	(11)
Other, net		(143)	3,333	350
Net cash provided by/(used in) financing activities		(20,186)	(169,272)	179
Effect of exchange rate changes on cash and due from banks
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents		(5,905)	(1,765)	(1,114)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		57,220	(96,280)	25,819
Cash and due from banks at beginning of period	[1]	67,746	164,026	138,207
Cash and due from banks at end of period	[1]	124,966	67,746	164,026
Cash paid for income taxes and interest
Cash paid for income taxes		512	653	797
Cash paid for interest		SFr 13,285	SFr 7,566	SFr 5,518

[1]	Includes restricted cash.